UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06071

Deutsche Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                      as of March 31, 2016 (Unaudited)

Deutsche U.S. Bond Index Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 23.7%
Consumer Discretionary 2.4%
21st Century Fox America, Inc.:
3.7%, 9/15/2024	30,000	31,584
6.15%, 3/1/2037	20,000	23,544
6.65%, 11/15/2037	40,000	49,805
Carnival Corp., 3.95%, 10/15/2020	25,000	26,568
CBS Corp., 3.7%, 8/15/2024	100,000	103,017
Comcast Corp., 6.4%, 5/15/2038	80,000	106,552
CVS Health Corp., 2.8%, 7/20/2020	25,000	25,946
Ford Motor Credit Co., LLC, 4.25%, 9/20/2022	250,000	267,404
General Motors Co., 4.0%, 4/1/2025	50,000	48,760
General Motors Financial Co., Inc., 3.1%, 1/15/2019	50,000	50,598
Harley-Davidson, Inc., 4.625%, 7/28/2045	25,000	25,929
Historic TW, Inc., 6.625%, 5/15/2029	10,000	12,120
Home Depot, Inc.:
4.2%, 4/1/2043	50,000	53,709
5.4%, 9/15/2040	25,000	31,295
Johnson Controls, Inc., 5.0%, 3/30/2020	75,000	81,736
Macy's Retail Holdings, Inc., 6.9%, 1/15/2032	50,000	53,176
McDonald's Corp.:
Series I, 5.8%, 10/15/2017	145,000	154,989
Series I, 6.3%, 10/15/2037	60,000	75,644
NBCUniversal Media LLC, 2.875%, 1/15/2023	40,000	41,485
Nordstrom, Inc., 6.25%, 1/15/2018	125,000	134,791
Omnicom Group, Inc., 6.25%, 7/15/2019	80,000	90,603
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/2018	40,000	43,666
Target Corp., 7.0%, 1/15/2038	75,000	106,638
TCI Communications, Inc., 7.125%, 2/15/2028	80,000	107,729
The Board of Trustees of the Leland Stanford Junior University, 4.75%, 5/1/2019	80,000	88,326
Time Warner Cable, Inc.:
6.75%, 6/15/2039	75,000	84,415
8.75%, 2/14/2019	55,000	64,399
Time Warner, Inc.:
4.875%, 3/15/2020	80,000	87,711
6.1%, 7/15/2040	20,000	22,763
6.25%, 3/29/2041	30,000	34,677
Toyota Motor Credit Corp., 1.25%, 10/5/2017	125,000	125,216
VF Corp., 6.45%, 11/1/2037	15,000	19,557
Viacom, Inc., 6.875%, 4/30/2036	80,000	83,718
Walt Disney Co.:
3.7%, 12/1/2042	55,000	55,182
Series E, 3.75%, 6/1/2021	20,000	21,929
Wyndham Worldwide Corp., 4.25%, 3/1/2022	40,000	41,241
		2,476,422
Consumer Staples 1.9%
Altria Group, Inc.:
9.25%, 8/6/2019	23,000	28,419
10.2%, 2/6/2039	53,000	97,088
Anheuser-Busch InBev Finance, Inc., 4.7%, 2/1/2036	200,000	216,141
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	50,000	47,503
5.375%, 1/15/2020	100,000	112,761
Archer-Daniels-Midland Co., 4.016%, 4/16/2043	35,000	35,148
Brown-Forman Corp., 3.75%, 1/15/2043	25,000	24,047
Bunge Ltd. Finance Corp., 8.5%, 6/15/2019	25,000	29,040
Coca-Cola Co., 1.65%, 3/14/2018	100,000	101,505
ConAgra Foods, Inc.:
7.0%, 4/15/2019	9,000	10,219
7.125%, 10/1/2026	19,000	23,388
CVS Health Corp., 5.75%, 6/1/2017	14,000	14,749
Diageo Capital PLC, 5.75%, 10/23/2017	65,000	69,321
Dr. Pepper Snapple Group, Inc., 2.0%, 1/15/2020	25,000	24,935
Estee Lauder Companies, Inc., 6.0%, 5/15/2037	15,000	18,852
Kimberly-Clark Corp., 6.625%, 8/1/2037	40,000	55,326
Kraft Heinz Foods Co., 5.0%, 6/4/2042	50,000	54,427
Kroger Co., 8.0%, 9/15/2029	40,000	54,513
Mondelez International, Inc., 4.0%, 2/1/2024 (a)	100,000	107,365
Pepsi Bottling Group, Inc., Series B, 7.0%, 3/1/2029	25,000	34,812
PepsiCo, Inc.:
4.5%, 1/15/2020	95,000	105,762
5.0%, 6/1/2018	80,000	86,776
Philip Morris International, Inc.:
5.65%, 5/16/2018	125,000	136,663
6.375%, 5/16/2038	20,000	26,699
Procter & Gamble Co., 4.7%, 2/15/2019	165,000	181,506
Wal-Mart Stores, Inc.:
4.75%, 10/2/2043	50,000	58,939
5.25%, 9/1/2035	50,000	61,932
5.875%, 4/5/2027	40,000	51,375
Walgreen Co., 5.25%, 1/15/2019	31,000	33,561
		1,902,772
Energy 2.1%
Anadarko Petroleum Corp., 7.95%, 6/15/2039	10,000	11,004
Apache Corp.:
5.25%, 2/1/2042	35,000	32,163
6.0%, 1/15/2037	20,000	19,902
BP Capital Markets PLC:
2.75%, 5/10/2023	90,000	88,274
4.75%, 3/10/2019	110,000	118,683
British Transco Finance, Inc., 6.625%, 6/1/2018	80,000	87,942
Buckeye Partners LP, 6.05%, 1/15/2018	40,000	42,187
Burlington Resources Finance Co.:
7.2%, 8/15/2031	30,000	33,407
7.4%, 12/1/2031	15,000	16,976
Cameron International Corp., 5.125%, 12/15/2043	20,000	20,331
Canadian Natural Resources Ltd., 6.25%, 3/15/2038	20,000	18,397
Chevron Corp., 2.193%, 11/15/2019	105,000	106,998
Devon Energy Corp.:
3.25%, 5/15/2022 (a)	15,000	12,630
6.3%, 1/15/2019	25,000	25,273
7.95%, 4/15/2032	10,000	10,170
Devon Financing Co., LLC, 7.875%, 9/30/2031	30,000	29,417
Energy Transfer Partners LP, 6.625%, 10/15/2036	20,000	18,362
Enterprise Products Operating LLC:
3.9%, 2/15/2024	95,000	96,023
Series D, 6.875%, 3/1/2033	20,000	22,662
EOG Resources, Inc., 5.625%, 6/1/2019	100,000	109,056
Halliburton Co.:
5.9%, 9/15/2018	30,000	32,654
7.45%, 9/15/2039	60,000	75,415
Hess Corp., 7.125%, 3/15/2033	21,000	21,122
Kinder Morgan Energy Partners LP:
6.55%, 9/15/2040	1,000	944
6.95%, 1/15/2038	10,000	10,003
7.3%, 8/15/2033	40,000	40,736
Kinder Morgan, Inc., 7.75%, 1/15/2032	10,000	10,460
Marathon Petroleum Corp., 6.5%, 3/1/2041	40,000	39,697
Nexen Energy ULC, 7.875%, 3/15/2032	40,000	52,470
Petroleos Mexicanos, 5.5%, 1/21/2021	40,000	41,500
Plains All American Pipeline LP:
2.85%, 1/31/2023	25,000	21,202
5.75%, 1/15/2020 (a)	15,000	15,639
6.5%, 5/1/2018	40,000	41,688
Regency Energy Partners LP, 5.0%, 10/1/2022	55,000	51,688
Shell International Finance BV:
2.25%, 1/6/2023	25,000	24,260
4.375%, 3/25/2020	40,000	43,667
6.375%, 12/15/2038	50,000	61,215
Southern Union Co., 8.25%, 11/15/2029	40,000	43,160
Statoil ASA, 5.25%, 4/15/2019	165,000	181,377
Suncor Energy, Inc., 5.95%, 12/1/2034	40,000	40,302
Tosco Corp., 8.125%, 2/15/2030	70,000	86,197
TransCanada PipeLines Ltd.:
5.85%, 3/15/2036	30,000	30,666
6.2%, 10/15/2037	40,000	42,129
6.35%, 5/15/2067	20,000	13,550
6.5%, 8/15/2018	25,000	27,087
Valero Energy Corp.:
9.375%, 3/15/2019	65,000	77,508
10.5%, 3/15/2039	30,000	42,355
Williams Partners LP, 4.875%, 3/15/2024	60,000	52,357
		2,140,905
Financials 7.0%
Allstate Corp., 5.35%, 6/1/2033	41,000	48,597
American Express Co., 2.65%, 12/2/2022	108,000	107,661
American International Group, Inc., 4.125%, 2/15/2024	10,000	10,420
Ameriprise Financial, Inc., 5.3%, 3/15/2020	125,000	139,907
AXA SA, 8.6%, 12/15/2030	40,000	52,600
Bank of America Corp.:
2.625%, 10/19/2020 (a)	100,000	100,697
4.125%, 1/22/2024	50,000	52,964
Series L, 4.75%, 4/21/2045	50,000	49,728
Series C, 6.4%, 8/28/2017	40,000	42,516
6.5%, 7/15/2018	40,000	43,884
Series L, 7.625%, 6/1/2019	100,000	116,378
Bank of America NA, 6.0%, 10/15/2036	100,000	121,397
Bank of New York Mellon Corp.:
2.2%, 3/4/2019	75,000	76,172
5.45%, 5/15/2019	35,000	38,921
5.5%, 12/1/2017	50,000	52,875
Bank One Corp., 7.625%, 10/15/2026	40,000	51,598
Bear Stearns Companies LLC, 7.25%, 2/1/2018	235,000	258,100
Berkshire Hathaway Finance Corp., 5.75%, 1/15/2040	50,000	62,727
BNP Paribas SA, 2.375%, 9/14/2017	205,000	207,528
Boston Properties LP, (REIT), 5.875%, 10/15/2019	80,000	89,475
Capital One Financial Corp., 3.2%, 2/5/2025 (a)	100,000	98,998
Charles Schwab Corp., 3.225%, 9/1/2022	25,000	26,147
Chubb Corp., Series 1, 6.5%, 5/15/2038	20,000	27,625
Citigroup, Inc.:
2.7%, 3/30/2021	50,000	50,364
4.6%, 3/9/2026	50,000	51,267
6.0%, 8/15/2017	40,000	42,274
6.625%, 6/15/2032	60,000	70,074
8.125%, 7/15/2039	40,000	59,173
8.5%, 5/22/2019	80,000	95,298
Cooperatieve Rabobank UA, 3.875%, 2/8/2022	155,000	165,327
Credit Suisse AG New York, 5.3%, 8/13/2019	150,000	164,615
ERP Operating LP, (REIT), 4.75%, 7/15/2020	165,000	180,368
Fifth Third Bancorp.:
4.5%, 6/1/2018	40,000	42,185
8.25%, 3/1/2038	40,000	58,279
GE Capital International Funding Co., 144A, 4.418%, 11/15/2035	200,000	217,279
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036	20,000	23,525
HCP, Inc., (REIT), 2.625%, 2/1/2020	195,000	192,318
HSBC Bank U.S.A. NA, 7.0%, 1/15/2039	50,000	62,382
HSBC Holdings PLC, 5.1%, 4/5/2021	105,000	115,499
Jefferies Group LLC, 8.5%, 7/15/2019	20,000	22,849
JPMorgan Chase & Co.:
3.9%, 7/15/2025	100,000	106,014
4.625%, 5/10/2021	125,000	138,589
4.95%, 6/1/2045	50,000	52,773
6.0%, 1/15/2018	100,000	107,695
6.125%, 6/27/2017	40,000	42,100
6.3%, 4/23/2019	80,000	90,476
KeyCorp, 2.9%, 9/15/2020	50,000	50,819
Lincoln National Corp., 8.75%, 7/1/2019	130,000	155,354
McGraw Hill Financial, Inc., 5.9%, 11/15/2017	40,000	42,664
MetLife, Inc.:
4.75%, 2/8/2021	140,000	155,571
6.4%, 12/15/2036	20,000	20,660
Morgan Stanley:
Series F, 5.625%, 9/23/2019	150,000	166,915
6.375%, 7/24/2042	80,000	104,881
7.3%, 5/13/2019	125,000	143,865
National Australia Bank Ltd., 2.0%, 1/14/2019	250,000	251,609
National Rural Utilities Cooperative Finance Corp., Series C, 8.0%, 3/1/2032	25,000	35,708
PNC Funding Corp., 6.7%, 6/10/2019	80,000	91,485
Protective Life Corp., 8.45%, 10/15/2039	40,000	53,762
Prudential Financial, Inc.:
Series B, 5.75%, 7/15/2033	20,000	22,541
Series D, 6.625%, 12/1/2037	40,000	49,032
Royal Bank of Canada:
2.0%, 10/1/2018	40,000	40,493
2.15%, 3/6/2020	100,000	101,819
2.2%, 9/23/2019	70,000	71,333
The Goldman Sachs Group, Inc.:
4.75%, 10/21/2045	50,000	52,261
5.95%, 1/18/2018	105,000	112,601
6.125%, 2/15/2033	40,000	48,440
6.15%, 4/1/2018	100,000	108,179
6.25%, 9/1/2017	165,000	175,619
6.75%, 10/1/2037	100,000	119,444
The Travelers Companies, Inc., 6.25%, 6/15/2037	50,000	66,711
U.S. Bancorp., 2.95%, 7/15/2022	165,000	169,366
UBS AG Stamford Branch, Series 10, 5.875%, 7/15/2016	50,000	50,698
Visa, Inc., 4.3%, 12/14/2045	100,000	109,401
Wells Fargo & Co.:
Series I, 3.5%, 3/8/2022	100,000	106,602
3.55%, 9/29/2025 (a)	100,000	104,837
4.9%, 11/17/2045	50,000	53,667
5.375%, 2/7/2035	75,000	90,663
Westpac Banking Corp., 4.875%, 11/19/2019	165,000	182,099
		7,136,737
Health Care 2.4%
AbbVie, Inc.:
2.9%, 11/6/2022	20,000	20,353
4.4%, 11/6/2042	41,000	41,422
4.7%, 5/14/2045	25,000	26,584
Actavis, Inc., 3.25%, 10/1/2022	80,000	82,009
Aetna, Inc., 6.625%, 6/15/2036	41,000	52,091
Amgen, Inc.:
1.25%, 5/22/2017	15,000	15,029
5.75%, 3/15/2040	70,000	82,442
Anthem, Inc., 5.85%, 1/15/2036	50,000	57,122
AstraZeneca PLC, 5.9%, 9/15/2017	100,000	106,675
Becton Dickinson & Co.:
3.125%, 11/8/2021	75,000	77,478
3.25%, 11/12/2020	80,000	83,494
Boston Scientific Corp., 6.0%, 1/15/2020	80,000	90,303
Cardinal Health, Inc., 3.2%, 6/15/2022	80,000	83,141
Celgene Corp., 4.625%, 5/15/2044	50,000	50,942
Covidien International Finance SA:
6.0%, 10/15/2017	60,000	64,377
6.55%, 10/15/2037	20,000	26,647
Express Scripts, Inc., 7.25%, 6/15/2019	105,000	121,660
Gilead Sciences, Inc., 4.75%, 3/1/2046	50,000	54,730
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/2038	55,000	74,535
Johnson & Johnson, 4.85%, 5/15/2041	80,000	97,298
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	40,000	41,297
Mead Johnson Nutrition Co.:
4.9%, 11/1/2019	20,000	21,913
5.9%, 11/1/2039	20,000	23,355
Medco Health Solutions, Inc., 7.125%, 3/15/2018	60,000	65,969
Medtronic, Inc., 6.5%, 3/15/2039	20,000	26,509
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.2%, 7/1/2055	25,000	25,651
Merck & Co., Inc., 6.5%, 12/1/2033	20,000	27,208
Merck Sharp & Dohme Corp.:
5.0%, 6/30/2019	100,000	111,641
5.85%, 6/30/2039	20,000	26,103
Novartis Securities Investment Ltd., 5.125%, 2/10/2019	125,000	138,376
Pfizer, Inc., 6.2%, 3/15/2019	50,000	56,909
Pharmacia LLC, 6.6%, 12/1/2028	75,000	101,365
Quest Diagnostics, Inc., 4.75%, 1/30/2020	75,000	81,547
Thermo Fisher Scientific, Inc., 3.15%, 1/15/2023	115,000	114,399
UnitedHealth Group, Inc., 2.75%, 2/15/2023	230,000	234,184
Wyeth LLC, 5.95%, 4/1/2037	40,000	51,393
		2,456,151
Industrials 2.2%
3M Co., 5.7%, 3/15/2037	20,000	25,997
Boeing Co., 6.625%, 2/15/2038	40,000	56,201
Burlington Northern Santa Fe LLC:
3.75%, 4/1/2024	20,000	21,586
6.2%, 8/15/2036	95,000	121,074
Canadian National Railway Co.:
6.2%, 6/1/2036	10,000	13,169
6.25%, 8/1/2034	10,000	13,083
6.375%, 11/15/2037	20,000	27,032
Caterpillar Financial Services Corp., 5.45%, 4/15/2018	80,000	86,685
Caterpillar, Inc., 3.803%, 8/15/2042	50,000	48,538
CSX Corp.:
6.0%, 10/1/2036	80,000	95,204
6.15%, 5/1/2037	40,000	49,257
Deere & Co., 8.1%, 5/15/2030	40,000	58,622
Emerson Electric Co., 5.25%, 10/15/2018	40,000	44,016
GATX Corp., 2.6%, 3/30/2020	25,000	24,541
General Electric Co.:
3.1%, 1/9/2023	100,000	105,892
3.15%, 9/7/2022	125,000	133,272
4.125%, 10/9/2042	40,000	42,184
5.25%, 12/6/2017	30,000	32,149
Series A, 6.15%, 8/7/2037	105,000	141,209
Honeywell International, Inc., 3.35%, 12/1/2023	20,000	21,341
Illinois Tool Works, Inc., 6.25%, 4/1/2019	100,000	113,469
Ingersoll-Rand Global Holding Co., Ltd., 6.875%, 8/15/2018	50,000	55,366
John Deere Capital Corp., 2.55%, 1/8/2021	50,000	51,262
Koninklijke Philips NV, 6.875%, 3/11/2038	50,000	59,323
Lockheed Martin Corp.:
2.5%, 11/23/2020	75,000	76,820
4.07%, 12/15/2042	35,000	35,365
Raytheon Co., 4.4%, 2/15/2020	80,000	88,481
Republic Services, Inc., 5.0%, 3/1/2020	80,000	87,590
Rockwell Automation, Inc., 6.25%, 12/1/2037	40,000	51,796
Union Pacific Corp., 3.646%, 2/15/2024	33,000	35,611
United Parcel Service of America, Inc., 8.375%, 4/1/2020	40,000	50,171
United Parcel Service, Inc., 5.5%, 1/15/2018 (a)	165,000	178,262
United Technologies Corp.:
5.375%, 12/15/2017	40,000	42,850
6.125%, 7/15/2038	50,000	64,585
Waste Management, Inc., 7.1%, 8/1/2026	80,000	104,096
Western Union Co., 6.2%, 11/17/2036	20,000	20,573
		2,276,672
Information Technology 1.2%
Cisco Systems, Inc., 5.9%, 2/15/2039	75,000	96,976
Corning, Inc., 5.75%, 8/15/2040	20,000	22,210
International Business Machines Corp.:
6.5%, 1/15/2028	105,000	139,307
7.625%, 10/15/2018	200,000	230,470
Microsoft Corp.:
4.2%, 6/1/2019	80,000	87,812
5.2%, 6/1/2039	40,000	48,291
Oracle Corp.:
3.4%, 7/8/2024	55,000	58,508
5.0%, 7/8/2019	20,000	22,372
6.125%, 7/8/2039	135,000	174,176
6.5%, 4/15/2038	50,000	66,599
Tyco Electronics Group SA, 6.55%, 10/1/2017	205,000	219,031
		1,165,752
Materials 1.0%
Barrick Gold Corp., 4.1%, 5/1/2023	34,000	33,112
BHP Billiton Finance (U.S.A.) Ltd., 6.5%, 4/1/2019	40,000	45,002
Dow Chemical Co., 5.25%, 11/15/2041	40,000	42,534
E.I. du Pont de Nemours & Co.:
2.8%, 2/15/2023	95,000	95,417
4.625%, 1/15/2020	50,000	54,730
Monsanto Co.:
5.5%, 8/15/2025	20,000	22,935
Series 1, 5.5%, 7/30/2035	50,000	53,961
Newmont Mining Corp.:
3.5%, 3/15/2022	75,000	74,502
5.875%, 4/1/2035	15,000	14,521
Nucor Corp.:
5.85%, 6/1/2018	20,000	21,528
6.4%, 12/1/2037	20,000	22,140
Potash Corp. of Saskatchewan, Inc., 6.5%, 5/15/2019	80,000	89,505
PPG Industries, Inc., 6.65%, 3/15/2018	8,000	8,705
Praxair, Inc., 4.5%, 8/15/2019	60,000	65,643
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	21,000	21,210
6.125%, 12/15/2033	41,000	43,063
Rohm & Haas Co., 6.0%, 9/15/2017	71,000	75,079
Southern Copper Corp., 6.75%, 4/16/2040	75,000	72,875
Vale Overseas Ltd., 6.875%, 11/21/2036	55,000	43,434
WestRock MWV LLC, 7.95%, 2/15/2031	80,000	99,729
		999,625
Telecommunication Services 1.5%
America Movil SAB de CV, 6.125%, 11/15/2037	30,000	34,825
AT&T, Inc.:
3.4%, 5/15/2025	180,000	180,422
6.0%, 8/15/2040	15,000	16,677
6.3%, 1/15/2038	5,000	5,738
6.375%, 3/1/2041	45,000	52,396
6.4%, 5/15/2038	16,000	18,224
British Telecommunications PLC:
5.95%, 1/15/2018	50,000	53,917
9.625%, 12/15/2030	60,000	93,785
Koninklijke (Royal) KPN NV, 8.375%, 10/1/2030	40,000	53,374
Motorola Solutions, Inc., 7.5%, 5/15/2025	40,000	45,002
Orange SA, 5.375%, 7/8/2019	125,000	139,017
Rogers Communications, Inc., 6.8%, 8/15/2018	80,000	89,072
Telefonica Emisiones SAU, 7.045%, 6/20/2036	40,000	50,634
Verizon Communications, Inc.:
2.625%, 2/21/2020	25,000	25,723
3.0%, 11/1/2021	75,000	77,927
5.15%, 9/15/2023	200,000	230,843
6.4%, 9/15/2033	30,000	36,900
7.75%, 6/15/2032	30,000	39,919
Verizon New York, Inc., Series B, 7.375%, 4/1/2032 (a)	95,000	107,652
Vodafone Group PLC:
6.15%, 2/27/2037	20,000	22,514
6.25%, 11/30/2032	55,000	63,336
7.875%, 2/15/2030	30,000	37,942
		1,475,839
Utilities 2.0%
Alabama Power Co.:
5.7%, 2/15/2033	50,000	59,583
6.125%, 5/15/2038	42,000	53,481
Berkshire Hathaway Energy Co., 6.125%, 4/1/2036	100,000	123,803
Cleveland Electric Illuminating Co.:
5.7%, 4/1/2017	65,000	66,953
Series D, 7.88%, 11/1/2017	60,000	65,568
Commonwealth Edison Co., 5.8%, 3/15/2018	40,000	43,236
Consolidated Edison Co. of New York:
Series 06-B, 6.2%, 6/15/2036	55,000	69,736
Series 08-B, 6.75%, 4/1/2038	40,000	55,027
Dominion Resources, Inc., Series F, 5.25%, 8/1/2033	40,000	42,247
DTE Electric Co., 5.7%, 10/1/2037	40,000	49,840
Duke Energy Carolinas LLC, 6.05%, 4/15/2038	65,000	84,249
Exelon Corp., 5.625%, 6/15/2035	20,000	22,559
Exelon Generation Co., LLC, 5.2%, 10/1/2019	105,000	114,348
Florida Power & Light Co.:
4.95%, 6/1/2035	40,000	46,841
5.65%, 2/1/2037	39,000	49,334
KeySpan Corp., 8.0%, 11/15/2030	40,000	54,396
Nevada Power Co., Series N, 6.65%, 4/1/2036	25,000	32,402
NiSource Finance Corp., 5.45%, 9/15/2020	60,000	67,000
Northern States Power Co., 6.25%, 6/1/2036	40,000	52,952
Oncor Electric Delivery Co., LLC, 7.0%, 9/1/2022	80,000	99,039
Pacific Gas & Electric Co.:
5.4%, 1/15/2040	40,000	48,015
6.05%, 3/1/2034	25,000	31,878
Puget Sound Energy, Inc.:
5.483%, 6/1/2035	20,000	23,756
5.795%, 3/15/2040	20,000	25,166
San Diego Gas & Electric Co., 5.35%, 5/15/2040	40,000	49,795
Sempra Energy, 6.0%, 10/15/2039	50,000	57,076
Southern California Edison Co.:
Series 2008-A, 5.95%, 2/1/2038	45,000	57,941
6.65%, 4/1/2029	40,000	50,896
Southern California Gas Co., Series KK, 5.75%, 11/15/2035	40,000	49,645
Southwestern Electric Power Co., Series F, 5.875%, 3/1/2018	125,000	134,528
Union Electric Co., 6.4%, 6/15/2017	80,000	84,629
United Utilities PLC, 5.375%, 2/1/2019	25,000	26,756
Virginia Electric & Power Co., 8.875%, 11/15/2038	40,000	64,197
Xcel Energy, Inc., 6.5%, 7/1/2036	30,000	38,860
		1,995,732
Total Corporate Bonds (Cost $22,173,910)		24,026,607
Mortgage-Backed Securities Pass-Throughs 27.0%
Federal Home Loan Mortgage Corp.:
2.5%, 3/1/2027	241,150	248,755
3.0%, with various maturities from 11/1/2026 until 7/1/2043	1,456,678	1,502,432
3.5%, with various maturities from 8/1/2027 until 10/1/2043	1,195,417	1,254,188
4.0%, with various maturities from 1/1/2020 until 8/1/2042	976,055	1,049,174
4.5%, with various maturities from 1/1/2020 until 9/1/2041	540,934	584,271
5.0%, with various maturities from 12/1/2017 until 6/1/2036	529,525	580,885
5.5%, with various maturities from 6/1/2020 until 1/1/2038	307,626	342,303
6.0%, with various maturities from 9/1/2021 until 2/1/2038	387,738	438,145
6.5%, with various maturities from 6/1/2034 until 8/1/2036	101,598	116,087
7.0%, with various maturities from 12/1/2024 until 12/1/2026	10,143	10,640
7.5%, with various maturities from 5/1/2024 until 6/1/2027	887	890
Federal National Mortgage Association:
2.434% *, 11/1/2045	48,051	49,432
2.5%, with various maturities from 5/1/2028 until 7/1/2030	1,164,254	1,197,656
2.603% *, 7/1/2045	94,448	97,214
3.0%, with various maturities from 1/1/2027 until 8/1/2043	1,895,190	1,961,535
3.5%, with various maturities from 12/1/2026 until 12/1/2045	3,180,995	3,347,350
3.842% *, 5/1/2041	43,148	45,181
4.0%, with various maturities from 12/1/2020 until 3/1/2042	2,157,787	2,317,508
4.5%, with various maturities from 2/1/2020 until 6/1/2042	1,145,205	1,249,650
5.0%, with various maturities from 12/1/2023 until 9/1/2041	544,667	600,617
5.5%, with various maturities from 8/1/2019 until 12/1/2038	451,199	504,226
6.0%, with various maturities from 3/1/2017 until 11/1/2037	286,396	326,946
6.5%, with various maturities from 1/1/2018 until 1/1/2038	171,878	199,657
7.0%, with various maturities from 5/1/2016 until 6/1/2038	124,959	147,225
7.5%, with various maturities from 1/1/2024 until 4/1/2028	5,425	6,187
8.0%, with various maturities from 12/1/2021 until 11/1/2031	11,754	12,984
8.5%, 12/1/2025	824	922
Government National Mortgage Association:
3.0%, with various maturities from 9/15/2042 until 12/20/2045	1,509,358	1,568,645
3.5%, with various maturities from 10/20/2041 until 8/20/2045	2,575,494	2,726,748
4.0%, with various maturities from 11/15/2024 until 2/20/2046	2,325,774	2,498,919
4.5%, with various maturities from 5/15/2039 until 1/20/2041	861,524	941,464
5.0%, with various maturities from 10/20/2035 until 8/20/2042	589,147	655,474
5.5%, with various maturities from 9/15/2033 until 10/20/2040	193,902	218,856
6.0%, with various maturities from 2/15/2029 until 12/15/2038	238,345	271,471
6.5%, with various maturities from 8/20/2032 until 10/20/2037	157,810	184,773
7.5%, 8/15/2031	1,321	1,373
8.0%, with various maturities from 7/15/2022 until 3/15/2032	30,195	36,548
Total Mortgage-Backed Securities Pass-Throughs (Cost $26,521,584)		27,296,331
Asset-Backed 0.6%
Automobile Receivables 0.2%
Honda Auto Receivables Owner Trust, "A3", Series 2015-4, 1.23%, 9/23/2019	200,000	200,131
Credit Card Receivables 0.4%
Chase Issuance Trust:
"A", Series 2015-A2, 1.59%, 2/18/2020	100,000	100,758
"A7", Series 2012-A7, 2.16%, 9/16/2024	100,000	99,957
Citibank Credit Card Issuance Trust, "A8", Series 2007-A8, 5.65%, 9/20/2019	100,000	106,382
GE Capital Credit Card Master Note Trust, "A", Series 2012-7, 1.76%, 9/15/2022	100,000	99,435
		406,532
Total Asset-Backed (Cost $590,219)		606,663
Commercial Mortgage-Backed Securities 1.8%
Commercial Mortgage Trust:
"A2", Series 2014-UBS5, 3.031%, 9/10/2047	100,000	103,893
"A5", Series 2014-LC17, 3.917%, 10/10/2047	100,000	109,004
"A4", Series 2013-CR9, 4.379% *, 7/10/2045	186,000	208,102
Fannie Mae-Aces:
"ASQ2", Series 2014-M1, 2.323%, 11/25/2018	46,096	46,990
"A2", Series 2011-M5, 2.94%, 7/25/2021	100,000	104,933
"A2", Series 2013-M14, 3.329%, 10/25/2023	100,000	106,707
FHLMC Multifamily Structured Pass-Through Certificates:
"A1", Series K019, 1.459%, 9/25/2021	65,671	65,752
"A1", Series K025, 1.875%, 4/25/2022	85,904	86,777
"A2", Series K020, 2.373%, 5/25/2022	100,000	103,113
"A2", Series K017, 2.873%, 12/25/2021	100,000	105,722
"A2", Series K041, 3.171%, 10/25/2024	100,000	106,920
JPMBB Commercial Mortgage Securities Trust, "A4", Series 2013-C17, 4.199%, 1/15/2047	100,000	110,962
JPMorgan Chase Commercial Mortgage Securities Trust, "A5", Series 2015-JP1, 3.914%, 1/15/2049	100,000	108,216
LB-UBS Commercial Mortgage Trust, "AM", Series 2006-C3, 5.712%, 3/15/2039	11,747	11,746
UBS Commercial Mortgage Trust, "A3", Series 2012-C1, 3.4%, 5/10/2045	175,000	184,563
UBS-Barclays Commercial Mortgage Trust:
"A2", Series 2012-C3, 1.852%, 8/10/2049	100,000	100,138
"A3", Series 2012-C2, 3.058%, 5/10/2063	100,000	103,324
WFRBS Commercial Mortgage Trust, "A5", Series 2014-C19, 4.101%, 3/15/2047	100,000	109,811
Total Commercial Mortgage-Backed Securities (Cost $1,833,479)		1,876,673
Government & Agency Obligations 44.7%
Other Government Related (b) 1.4%
Asian Development Bank, 1.75%, 9/11/2018	250,000	254,550
European Investment Bank:
0.875%, 4/18/2017	250,000	250,205
4.875%, 2/15/2036	65,000	83,889
5.125%, 5/30/2017	40,000	41,959
Hydro-Quebec, Series HY, 8.4%, 1/15/2022	40,000	52,866
Inter-American Development Bank, 3.875%, 9/17/2019	210,000	229,431
International Bank for Reconstruction & Development, Series 1312, 4.75%, 2/15/2035	20,000	25,885
KFW:
Zero Coupon, 4/18/2036	210,000	118,868
2.375%, 8/25/2021	165,000	171,593
Petroleos Mexicanos:
4.875%, 1/24/2022	190,000	188,575
6.625%, 6/15/2035	40,000	38,400
		1,456,221
Sovereign Bonds 1.8%
Province of Ontario:
4.0%, 10/7/2019	100,000	108,354
4.4%, 4/14/2020	100,000	110,833
Province of Quebec:
4.625%, 5/14/2018	40,000	42,879
Series NN, 7.125%, 2/9/2024	80,000	104,963
Republic of Italy, 5.375%, 6/15/2033	80,000	93,789
Republic of Panama, 5.2%, 1/30/2020	100,000	110,250
Republic of Peru, 7.35%, 7/21/2025	115,000	151,225
Republic of Philippines, 5.5%, 3/30/2026	200,000	250,219
Republic of Poland, 6.375%, 7/15/2019	165,000	187,585
Republic of South Africa, 6.875%, 5/27/2019	100,000	109,856
Republic of Turkey, 6.0%, 1/14/2041	200,000	215,688
State of Israel, 5.125%, 3/26/2019	100,000	110,126
United Mexican States, Series A, 6.75%, 9/27/2034	176,000	226,600
		1,822,367
U.S. Government Sponsored Agencies 3.3%
Federal Home Loan Bank, Series 1, 1.0%, 6/21/2017	820,000	823,095
Federal Home Loan Mortgage Corp.:
2.375%, 1/13/2022	411,000	430,882
3.75%, 3/27/2019	622,000	673,039
6.25%, 7/15/2032	100,000	146,219
6.75%, 9/15/2029	3,000	4,493
Federal National Mortgage Association:
1.875%, 9/18/2018	500,000	512,179
6.25%, 5/15/2029	105,000	149,753
7.125%, 1/15/2030	41,000	62,766
7.25%, 5/15/2030	164,000	254,471
Tennessee Valley Authority, 5.25%, 9/15/2039	185,000	236,113
		3,293,010
U.S. Treasury Obligations 38.2%
U.S. Treasury Bonds:
2.5%, 2/15/2046	250,000	243,760
2.875%, 8/15/2045	250,000	262,969
3.0%, 5/15/2045	850,000	916,705
3.0%, 11/15/2045	1,250,000	1,349,462
3.625%, 8/15/2043	250,000	303,633
3.875%, 8/15/2040	161,000	201,797
4.25%, 5/15/2039	506,000	669,639
4.5%, 8/15/2039	277,000	379,306
4.625%, 2/15/2040	154,000	214,457
6.0%, 2/15/2026	66,000	91,307
6.25%, 8/15/2023	486,000	645,108
7.25%, 8/15/2022	341,000	461,389
U.S. Treasury Notes:
0.625%, 6/30/2017	1,000,000	999,336
0.75%, 12/31/2017	1,765,000	1,765,621
0.875%, 4/15/2017	500,000	501,192
0.875%, 10/15/2017	1,000,000	1,002,422
0.875%, 11/30/2017	500,000	501,231
0.875%, 1/15/2018	1,500,000	1,503,808
1.25%, 12/15/2018	4,500,000	4,550,976
1.25%, 1/31/2020	1,000,000	1,006,875
1.25%, 3/31/2021	500,000	500,449
1.5%, 2/28/2019	1,000,000	1,018,008
1.5%, 5/31/2019	1,000,000	1,017,891
1.5%, 10/31/2019	1,000,000	1,017,227
1.75%, 12/31/2020	3,000,000	3,073,476
1.75%, 3/31/2022	90,000	91,607
2.0%, 11/15/2021	822,000	850,128
2.0%, 2/15/2022	1,143,000	1,182,068
2.0%, 2/15/2025	400,000	408,547
2.125%, 6/30/2021	1,225,000	1,276,631
2.125%, 8/15/2021	1,519,000	1,582,073
2.125%, 5/15/2025	1,000,000	1,030,898
2.25%, 11/15/2024	500,000	521,289
2.25%, 11/15/2025	2,500,000	2,601,855
2.625%, 8/15/2020	1,349,000	1,433,523
2.75%, 11/15/2023	500,000	541,563
2.75%, 2/15/2024	250,000	270,713
3.375%, 11/15/2019	1,232,000	1,335,758
3.625%, 2/15/2020	822,000	902,273
3.75%, 11/15/2018	390,000	419,905
		38,646,875
Total Government & Agency Obligations (Cost $42,954,395)		45,218,473
Municipal Bonds and Notes 0.8%
California, Metropolitan Water District of Southern California, Build America Bonds, 6.947%, 7/1/2040	80,000	94,348
Georgia, Municipal Electric Authority, Build America Bonds, Plant Vogtle Units 3 & 4 Project, Series J, 6.637%, 4/1/2057	80,000	99,301
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series B, 6.731%, 7/1/2043	40,000	53,436
New York, State Dormitory Authority, State Personal Income Tax Revenue, Build America Bonds, 5.628%, 3/15/2039	20,000	25,435
New York, Build America Bonds, Series F-1, 6.646%, 12/1/2031	80,000	94,050
Ohio, State University General Receipts, Build America Bonds, 4.91%, 6/1/2040	40,000	47,497
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027	20,000	24,861
Pennsylvania, State Public School Building Authority Revenue, Qualified School Construction Bond, Series A, 5.0%, 9/15/2027	80,000	85,310
Phoenix, AZ, Build America Bonds, Series A, 5.269%, 7/1/2034	35,000	43,172
San Antonio, TX, Electric & Gas Revenue, Build America Bonds, 5.985%, 2/1/2039	40,000	53,590
Texas, State Transportation Commission Revenue, Build America Bonds, Series B, 5.178%, 4/1/2030	40,000	49,258
Texas, Build America Bonds, 5.517%, 4/1/2039	40,000	52,860
Utah, Build America Bonds, Series B, 3.539%, 7/1/2025	40,000	44,192
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Build American Bonds, 5.491%, 11/1/2039	40,000	51,577
Total Municipal Bonds and Notes (Cost $695,236)		818,887
	Shares	Value ($)
Securities Lending Collateral 0.6%
Daily Assets Fund "Capital Shares", 0.48% (c) (d) (Cost $651,181)	651,181	651,181
Cash Equivalents 1.6%
Central Cash Management Fund, 0.37% (c) (Cost $1,582,635)	1,582,635	1,582,635
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $97,002,639) †	100.8	102,077,450
Other Assets and Liabilities, Net	(0.8)	(813,357)
Net Assets	100.0	101,264,093

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2016.
†	The cost for federal income tax purposes was $97,011,694. At March 31, 2016, net unrealized appreciation for all securities based on tax cost was $5,065,756. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,319,451 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $253,695.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2016 amounted to $631,145, which is 0.6% of net assets.
(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Corporate Bonds	$—	$24,026,607	$—	$24,026,607
Mortgage-Backed Securities Pass-Throughs	—	27,296,331	—	27,296,331
Asset-Backed	—	606,663	—	606,663
Commercial Mortgage-Backed Securities	—	1,876,673	—	1,876,673
Government & Agency Obligations	—	45,218,473	—	45,218,473
Municipal Bonds and Notes	—	818,887	—	818,887
Short-Term Investments (e)	2,233,816	—	—	2,233,816
Total	$2,233,816	$99,843,634	$—	$102,077,450

There have been no transfers between fair value measurement levels during the period ended March 31, 2016.

(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche U.S. Bond Index Fund, a series of Deutsche Institutional Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 23, 2016